SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 28, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Basis of presentation
Total consolidated current liabilities exceeding total consolidated current assets		$ 18,842,614
Cash and cash equivalents		486,685,563	807,275,992	816,779,973	752,747,586
Long-term bank borrowings, current portion		935,589,882
Short-term bank borrowings renewed	198,000,000
Investment in equity affiliates
Carrying amount of equity investment in affiliates		11,769,730	10,960,391
Impairments recorded		0	0	0
Project assets held for sale
Project assets - Module cost		43,725,858	9,524,845
Project assets - Development		15,185,471	8,344,913
Project assets - Others		20,490,096	13,488,680
Total project assets		79,401,425	31,358,438
Current portion		73,304,654	7,960,441
Noncurrent portion, net of impairment loss		6,096,771	23,397,997
Impairment loss of project assets held for sale		10,660,148	0	0
Total carrying amount of project assets pledged		$ 65,291,805	$ 0
Minimum
Investment in equity affiliates
Equity method investments ownership (as a percent)		20.00%